Loans Held for Sale Loan Securitizations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loans Held for Sale
Proceeds received from new securitizations	$ 1,869,387	$ 623,915	$ 3,790,357	$ 2,053,036	$ 5,037,329	$ 5,080,174
Net fees paid to agencies	15,910	6,551	27,662	17,721	37,438	32,649
Servicing fees collected	2,448	1,352	3,203	2,035	7,744	7,578
Repurchased loans	$ 2,045	$ 2,503	$ 3,516	$ 3,350	$ 9,149	$ 3,497